Investments in Affiliated Companies (Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method) (Detail) - Equity Method Investee - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Accounts receivable, trade	¥ 10,873	¥ 9,740
Accounts payable, trade	2,525	2,044
Capital lease obligations	10,105	21,025
Sales	31,238	33,569	¥ 29,393
Purchases	1,966	2,259	1,498
Lease payments	¥ 16,492	¥ 32,291	¥ 36,642